RELATED PARTY TRANSACTIONS - Schedule of transactions with related parties (Details) - USD ($)	12 Months Ended
	Jan. 31, 2021	Jan. 31, 2020
Related party transactions [abstract]
Consulting fees paid to a director	$ 0	$ 38,310
Amounts paid to CEO or companies controlled by CEO	10,368,616	13,039,739
Salary paid to key management personnel	499,710	1,131,196
Share compensation including warrants and stock options for directors and officers	360,610	95,613
Convertible debenture interest paid to directors and officers	18,346	27,230
Lease payments made to SDP Development	228,192	282,896
Transactions with related parties	$ 11,475,474	$ 14,614,984